Related-Party Transactions (Details) - USD ($)			3 Months Ended		6 Months Ended		12 Months Ended
		Nov. 20, 2019	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Related Party Transaction [Line Items]
Payments on consideration payable					$ 4,004,000	$ 452,000	$ 2,321,000	$ 814,000	$ 351,000
Net equity infusion from reverse recapitalization		$ 29,300,000					29,262,000		10,794,000
Professional service fees paid by shareholder							2,891,000	0	0
Officer and Shareholder
Related Party Transaction [Line Items]
Stockholder notes receivable								1,462,779
Tax benefit due from officer and shareholder								500,000
Additional Paid-In Capital
Related Party Transaction [Line Items]
Net equity infusion from reverse recapitalization	[1]						21,847,000		10,670,000
Consideration Payable to Previous Sellers in Business Acquisitions | Fair Share Seller | Director
Related Party Transaction [Line Items]
Contingent consideration			$ 2,000,000.0		1,700,000		2,000,000.0	1,000,000.0
Payments on consideration payable					200,000	400,000	900,000
Consideration Payable to Previous Sellers in Business Acquisitions | Fair Share Seller | Employee
Related Party Transaction [Line Items]
Payments on consideration payable								0
Consideration Payable to Previous Sellers in Business Acquisitions | G3 Seller | Employee
Related Party Transaction [Line Items]
Contingent consideration			3,100,000		400,000		3,100,000	1,000,000.0
Payments on consideration payable					2,500,000	0	400,000	0
Legal Fees for General Legal and Business Matters | Much Shelist | Affiliated Entity
Related Party Transaction [Line Items]
Legal fees					$ 100,000	$ 200,000	600,000	$ 300,000	$ 600,000
Legal Fees for General Legal and Business Matters | Additional Paid-In Capital | Much Shelist | Affiliated Entity
Related Party Transaction [Line Items]
Net equity infusion from reverse recapitalization			$ 200,000
Investment Banking Services and Assistance with Reverse Recapitalization | The Raine Group | Affiliated Entity
Related Party Transaction [Line Items]
Payments to related party							$ 11,000,000
Payments for Public Accounting Firm Services Rendered on Behalf of the Company | Class A Common Stockholder
Related Party Transaction [Line Items]
Professional service fees paid by shareholder				$ 2,900,000

[1]	See Note 3 for reverse recapitalization effects herein.